OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Minimum future revenue to be received under non-cancelable operating leases
The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2021, are as follows:

Year ending December 31,	(in thousands of $)
2022	430,170
2023	379,089
2024	260,409
2025	108,002
2026	105,541
Thereafter	101,174
Total minimum lease revenues	1,384,385

Cost and accumulated depreciation of vessels leased to third parties on operating leases
The cost and accumulated depreciation of vessels (owned and under finance leases) leased to third parties on non-cancelable operating leases as of December 31, 2021 and 2020 were as follows:

(in thousands of $)	2021	2020
Cost	3,393,588	2,245,889
Accumulated depreciation	(610,622)	(465,033)
Total	2,782,966	1,780,856